Trade and other payables	12 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables

20.          Trade and other payables

Group’s trade and other payables as of June 30, 2025 and 2024 were as follows:

	06.30.2025	06.30.2024
Trade payables	190,981	197,795
Advances from sales, leases and services (*)	83,307	85,993
Accrued invoices	21,815	18,014
Deferred income	565	659
Admission fees (*)	45,336	41,001
Deposits in guarantee	643	801
Total trade payables	342,647	344,263
Dividends payable to non-controlling interests	5,382	9,162
Tax payables	24,796	21,789
Director´s Fees	7,160	7,783
Management fees	8,947	13,132
Others	18,962	23,011
Total other payables	65,247	74,877
Total trade and other payables	407,894	419,140

Non-current	77,376	70,525
Current	330,518	348,615
Total	407,894	419,140

(*)     Corresponds mainly to admission rights and rents collected in advance, which will accrue in an average term of 3 to 5 years. The variation is mainly due to the new contracts signed and an extraordinary rent in Alto Avellaneda.

The fair value of payables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. Fair values are based on discounted cash flows (Level 3).